COMMITMENTS AND CONTINGENCIES (Details)		1 Months Ended	12 Months Ended
	Mar. 23, 2015 Item	Sep. 30, 2014 Item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 22, 2015 Item
Operating Lease
2016			$ 802,000
2017			434,000
2018			274,000
2019			110,000
Total operating lease expense			1,620,000
Lease expense			902,000	$ 868,000	$ 452,000
Loss Contingencies [Line Items]
Royalty expenses			194,000	$ 115,000	$ 101,000
Royalties [Member] | Chief Scientist [Member]
Loss Contingencies [Line Items]
Accrued royalties			$ 3,200,000
Royalty terms
Under the terms of the Company's funding from the Chief Scientist, royalties of 3%-5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Company (dollar linked with the addition of annual interest at LIBOR rate).

Royalties [Member] | Chief Scientist [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Percentage rate of royalty owed			3.00%
Royalties [Member] | Chief Scientist [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Percentage rate of royalty owed			5.00%
Royalties [Member] | The U.S. Partner [Member]
Loss Contingencies [Line Items]
Accrued royalties			$ 370,000
Litigation [Member]
Loss Contingencies [Line Items]
Number of claims unpatentable | Item	26
Number of agreed claims | Item	28
Number of remaining claims | Item						2
Litigation [Member] | Stockholders [Member]
Loss Contingencies [Line Items]
Number of stockholders, who filed lawsuits | Item		2
Toll manufacturing agreement [Member]
Loss Contingencies [Line Items]
Period of agreement			10 years
Period of termination of agreement			90 days
Toll manufacturing agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Long term Purchase Commitment Agreement Termination Payment Amount			$ 500,000